Income Taxes - (Loss) income before income taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Income (loss) before income taxes	$ (16,784)	$ 167,829	$ (38,407)
Canada
Income Taxes
Income (loss) before income taxes	(1,691)	170,538	7,360
Outside Canada
Income Taxes
Income (loss) before income taxes	$ (15,093)	$ (2,709)	$ (45,767)